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Rule 497(e)

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

   Gartmore Millennium Growth Fund, Gartmore Value Opportunities Fund, Gartmore
                              High Yield Bond Fund

    Gartmore International Growth Fund, Gartmore International Small Cap Growth
                      Fund, Gartmore Emerging Markets Fund

    Gartmore Nationwide Leaders Fund (formerly "Gartmore U.S. Leaders Fund"),
       Gartmore U.S. Growth Leaders Fund, Gartmore Worldwide Leaders Fund

 Gartmore Total Return Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund

                   Prospectus Supplement dated January 2, 2003
                      to Prospectus dated January 25, 2002

                         Gartmore Micro Cap Equity Fund
                   Prospectus Supplement dated January 2, 2003
                        to Prospectus dated June 27, 2002

                          Gartmore Mid Cap Growth Fund
                   Prospectus Supplement dated January 2, 2003
                       to Prospectus dated October 1, 2002

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning March 1, 2003, the following changes will be made with respect to Class A sales charges:

     The sales charges reflected in "BUYING, SELLING AND EXCHANGING FUND SHARES -- CLASS A AND CLASS C SHARES - CLASS A SHARES" of each Prospectus will be changed as follows:

All  Funds  (except  Gartmore  High  Yield  Bond  Fund)



                                SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE              OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
less than $50,000                            5.75%                6.10%        5.00%
50,000 to $99,999                           4.75                 4.99         4.00
100,000 to $249,999                         3.50                 3.63         3.00
250,000 to $499,999                         2.50                 2.56         2.00
500,000 to $999,999                         2.00                 2.04         1.75
1 million or more                           None                 None         None

Gartmore High Yield Bond Fund

                                SALES CHARGE AS %   SALES CHARGE AS %    DEALER
AMOUNT OF PURCHASE              OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
less than $50,000                            4.75%                4.99%        4.00%
50,000 to $99,999                           4.50                 4.71         3.75
100,000 to $249,999                         3.50                 3.63         3.00
250,000 to $499,999                         2.50                 2.56         2.00
500,000 to $999,999                         2.00                 2.04         1.75
1 million or more                           None                 None         None




     The following new section "CLASS A PURCHASES NOT SUBJECT TO A SALES CHARGE" will be added after the sales charge tables in each Prospectus:

Beginning March 1, 2003, there will be no front-end sales charges for purchases of Class A shares of the Gartmore Funds of $1 million or more. You can purchase $1 million or more of Class A shares in one or more of the Gartmore Funds and avoid the front-end sales charge. Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts are also applicable. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a contingent deferred sales charge (CDSC) if you redeem any Class A shares within 18 months of the date of purchase as described below. With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares (0.50% for the Gartmore Total Return Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund and Gartmore Mid Cap Growth Fund (the "Core Equity Funds")) with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

Prior  to  March  1,  2003,  a  different  finder's  fee  was  applicable.

     The following is added after the first paragraph of "BUYING, SELLING AND EXCHANGING FUND SHARES - SELLING SHARES -- CONTINGENT DEFERRED SALES CHARGE
(CDSC)  ON  CLASS  A,  CLASS  B  AND  CLASS  C  SHARES"  in  each  Prospectus:

Although you normally pay no CDSC when you redeem Class A shares (you may pay an applicable redemption fee), you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares among one or more Gartmore Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

     AMOUNT  OF  CLASS  A  SHARES  PURCHASED

FUND PURCHASED   $1 MILLION TO   $4 MILLION TO   $25 MILLION
                   $3,999,999     $24,999,999      OR MORE
All Funds
(except the
Core Equity
Funds)                    1.00%           0.50%         0.25%
Core Equity
Funds                     0.50%           0.50%         0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for certain Gartmore Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of Gartmore Funds that were subject to the Class A CDSC.

For certain sales to employer-sponsored retirement plans prior to March 1, 2003, a different CDSC may be applicable.

     The following is added as the second last paragraph of "BUYING, SELLING AND EXCHANGING FUND SHARES - SELLING SHARES -- CONTINGENT DEFERRED SALES CHARGE
(CDSC)  ON  CLASS  A,  CLASS  B  AND  CLASS  C  SHARES"  in  each  Prospectus:

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC. All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

     The following is added as the third sentence of the second paragraph of "BUYING, SELLING AND EXCHANGING FUND SHARES - EXCHANGING SHARES" in each
Prospectus:

Beginning with purchases made March 1, 2003, if you exchange Class A shares of a Gartmore Fund which is subject a CDSC into another Gartmore Fund and then redeem those new Class A shares within 18 months of the original purchase, the CDSC of the original Gartmore Fund purchased will apply.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.
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